BRADFORD RODGERS
Senior Vice President and Senior Counsel Writer's Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

May 3, 2022

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549

Re:

Commissioners:

47351421.2

Protective Life Insurance Company
Protective Variable Annuity Separate Account, File No. 811-8108 Protective Aspirations Variable Annuity, File No. 333-261426
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account (the "Account"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Pre-Effective Amendment No. 1 to the Account's Registration Statement on Form N-4 for certain variable annuity contracts (“Protective Aspirations Variable Annuity Contracts”)  issued through the Account.

Pre-Effective Amendment No. 1 is being filed in response to comments received from the Commission Staff on the initial Registration Statement on Form N-4 for the Protective Aspirations Variable Annuity Contracts filed with the Commission on November 30, 2021. A letter responding to all Commission Staff comments will be filed as correspondence to Pre-Effective Amendment No. 1.

If you have any questions regarding Pre-Effective Amendment No. 1, please contact me at (205) 268-1113 or our counsel Thomas Bisset with Eversheds Sutherland (US) LLP at (202) 383-0118.

Very truly yours,

/s/ Bradford Rodgers. Esq. Bradford Rodgers, Esq

cc:  Thomas Bisset, Esq.

47351421.2